Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Financial instruments and risk management

17.Financial instruments and risk management

The Company is exposed to various risks through its financial instruments including the following:

a)	Credit Risk

Credit risk arises from cash and cash equivalents and short-term investments held at banks and financial institutions, as well as outstanding receivables.The carrying value of these items represent the Company’s maximum exposure to credit risk. At December 31, 2025 and 2024, no expected credit losses were recognized on any outstanding receivables. During the year ended December 31, 2025, the Company invested its excess cash in interest-bearing operating accounts held at a Schedule 1 Canadian bank and in US government treasury bills and Guaranteed Investment Certificates. The Company limits its exposure to credit risk, with respect to cash and cash equivalents and short-term investments, by maintaining cash balances with large, reputable financial institutions and by investing in highly liquid instruments issued or guaranteed by governments or financial institutions. Such investments are restricted to instruments with a minimum credit rating of BB (or equivalent) at the time of investment. The Company’s cash equivalents and short-term investments consist primarily of operating funds, US government treasury bills, deposit investments and Guaranteed Investment Certificates with commercial banks. The carrying values of cash and cash equivalents, short-term investments, and receivables represent the Company’s maximum exposure to credit risk.

b)	Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in raising funds to meet cash flow requirements associated with financial instruments. The Company controls liquidity risk through management of working capital, cash flows and the availability and sourcing of financing. The Company’s ability to accomplish all of its future strategic plans is dependent on obtaining additional financing or executing other strategic options; however, there is no assurance the Company will achieve these objectives. As at December 31, 2025, the Company’s liabilities consist of accounts payable and accrued liabilities that have contracted maturities of less than one year.

c)	Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: currency risk, interest rate risk, and price risk.

I)	Currency Risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The exposure to this risk changes as the exchange rate fluctuates.

Foreign currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than the US dollar, primarily expenses for general and administrative and research and development incurred in Canadian dollars. The Company manages foreign exchange risk by maintaining Canadian dollars cash on hand to fund its short-term foreign currency expenditures. Balances held in foreign currencies, presented in US dollars are as follows:

	As at December 31, 2025
	US	Australian	Euro	Canadian	Total
	$	$	€	$	$
Cash and cash equivalents	5,105	498	—	4,201	9,804
Short-term investments	14,550	—	—	3,356	17,906
Accounts payable and accrued liabilities	(1,759)	(4)	(921)	(1,421)	(4,105)
Total	17,896	494	(921)	6,136	23,605

	As at December 31, 2024
	US	Australian	Euro	Canadian	Total
	$	$	€	$	$
Cash and cash equivalents	24,848	339	—	14,886	40,073
Short-term investments	5,000	—	—	3,475	8,475
Accounts payable and accrued liabilities	(2,491)	(329)	(242)	(521)	(3,583)
Total	27,357	10	(242)	17,840	44,965

Assuming all other variables remain constant, a 10% depreciation or appreciation of the US dollar against the Canadian dollar, Australian dollar, and Euro would result in an increase or decrease in loss and comprehensive loss for the year ended December 31, 2025, of $571 (December 31, 2024 - $1,761).

II)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company holds its cash and cash equivalents and short-term investments in banks and financial institutions, and manages its interest rate risk by holding cash in high yield savings accounts or highly liquid short-term investments.

III)	Fair Value

Financial assets and liabilities are recognized on the consolidated statement of financial position at amortized cost in a hierarchy that is based on significance of the inputs used in making the measurements. The levels in the hierarchy are:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities
●	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)
●	Level 3 – Inputs for the asset or liability that are not based on observable market data (i.e., unobservable inputs)

At December 31, 2025, the Company’s financial instruments, all subsequently measured at amortized cost, included cash and cash equivalents, short-term investments, and accounts payable and accrued liabilities.

Due to the short-term maturities of cash and cash equivalents, short-term investments, accounts payable and accrued liabilities, the carrying amounts approximate their fair value at the respective consolidated statement of financial position date.